Loans, Overdrafts and Long-Term Debt (Detail) (USD $) In Millions, unless otherwise specified	Feb. 01, 2014	Feb. 02, 2013
Current liabilities - loans and overdrafts
Revolving credit facility
Bank overdrafts	19.3	0
Total loans and overdrafts	$ 19.3